United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Six months ended 11/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2008

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2008		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.70		$10.22		$10.25		$10.52	$10.42	$10.82
Income From Investment Operations:
Net investment income	0.19		0.42		0.45		0.45	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.54)		(0.52)		(0.03)		(0.27)	0.10	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	(0.35)		(0.10)		0.42		0.18	0.56	0.06
Less Distributions:
Distributions from net investment income	(0.19)		(0.42)		(0.45)		(0.45)	(0.46)	(0.46)
Net Asset Value, End of Period	$9.16		$ 9.70		$10.22		$10.25	$10.52	$10.42
Total Return [1]	(3.65)%		(1.03)%		4.15%		1.70%	5.42%	0.54%

Ratios to Average Net Assets:
Net expenses	0.55	% [2,3]	0.56	% [3,4]	0.55	% [4]	0.56%	0.58%	0.60%
Net investment income	4.05	% [2]	4.16%		4.38%		4.29%	4.34%	4.31%
Expense waiver/reimbursement [5]	0.36	% [2]	0.32%		0.32%		0.28%	0.31%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,494		$120,196		$141,676		$174,074	$164,859	$167,093
Portfolio turnover	16%		56%		38%		25%	19%	13%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended November 30, 2008 and for the year ended May 31, 2008 are 0.55% and 0.55%, respectively, after taking into account these expense reductions.

4 Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,						Period Ended
	11/30/2008		2008		2007		2006	2005	5/31/2004	[1]
Net Asset Value, Beginning of Period:	$9.70		$10.22		$10.25		$10.52	$10.42	$10.67
Income From Investment Operations:
Net investment income	0.20		0.43		0.47		0.47	0.48	0.32
Net realized and unrealized gain (loss) on investments	(0.54)		(0.52)		(0.03)		(0.27)	0.10	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.34)		(0.09)		0.44		0.20	0.58	0.07
Less Distributions:
Distributions from net investment income	(0.20)		(0.43)		(0.47)		(0.47)	(0.48)	(0.32)
Net Asset Value, End of Period	$9.16		$ 9.70		$10.22		$10.25	$10.52	$10.42
Total Return [2]	(3.56)%		(0.86)%		4.33%		1.90%	5.66%	0.64%

Ratios to Average Net Assets:
Net expenses	0.37	% [3,4]	0.38	% [4,5]	0.38	% [5]	0.36%	0.35%	0.35	% [3]
Net investment income	4.20	% [3]	4.33%		4.56%		4.48%	4.56%	4.60	% [3]
Expense waiver/reimbursement [6]	0.33	% [3]	0.30%		0.32%		0.28%	0.31%	0.31	% [3]
Supplement Data:
Net assets, end of period (000 omitted)	$22,324		$26,580		$24,978		$5,569	$7,099	$5,803
Portfolio turnover	16%		56%		38%		25%	19%	13	% [7]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended November 30, 2008 and for the year ended May 31, 2008 are 0.37% and 0.38%, respectively, after taking into account these expense reductions.

5 Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$963.50	$2.71
Class Y Shares	$1,000	$964.40	$1.82
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.31	$2.79
Class Y Shares	$1,000	$1,023.21	$1.88

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.55%
Class Y Shares	0.37%

Portfolio of Investments Summary Table

At November 30, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	29.5%
Hospital	12.1%
General Obligation--Local	8.9%
Prerefunded	8.6%
General Obligation--State	8.3%
Public Power	5.9%
Water & Sewer	4.8%
Transportation	3.9%
Education	3.6%
Bank Enhanced	3.4%
Other [2]	9.8%
Other Assets and Liabilities--Net [3]	1.2%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 89.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--96.7%
		Alabama--3.2%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,017,340
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	849,620
4,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series A), 5.00% (Baptist Health System, Inc.), 11/15/2014	3,769,320
3,080,000		Mobile County, AL, UT GO Refunding Warrants, 5.25%, 8/1/2017	3,287,746
		TOTAL	8,924,026
		Alaska--0.7%
1,000,000		Alaska State Sport Fishing, Revenue Bonds, 4.25% (CIFG Assurance N.A. INS)/(Original Issue Yield: 4.29%), 4/1/2015	992,820
1,000,000		Alaska State Sport Fishing, Revenue Bonds, 4.375% (CIFG Assurance N.A. INS), 4/1/2016	984,720
		TOTAL	1,977,540
		Arizona--4.3%
1,000,000		Arizona Health Facilities Authority, (Series 2007 B), 1.970% (Phoenix Children's Hospital), 2/2/2015	860,000
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	703,208
500,000		Arizona Health Facilities Authority, Revenue Bonds (Series D), 5.00% (Banner Health)/(Original Issue Yield: 5.30%), 1/1/2026	431,595
600,000		Mesa, AZ Street and Highway, Revenue Bonds, 5.25% (FSA INS), 7/1/2023	620,730
1,000,000		Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 7/1/2012	1,106,610
1,000,000		Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (United States Treasury PRF 7/1/2011@100), 7/1/2013	1,104,930
1,140,000		Pima County, AZ IDA, Revenue Bonds (Series A), 5.125% (American Charter School Foundation)/(Original Issue Yield: 5.20%), 7/1/2015	1,012,274
2,000,000		Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS), 7/1/2017	2,099,140
1,000,000		Tempe, AZ Transportation Excise, Revenue Bonds, 4.75% (Original Issue Yield: 4.84%), 7/1/2038	831,070
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arizona--continued
$2,000,000		Tucson, AZ Street & Highway, Revenue Bonds (Series 1994-E), 6.75% (MBIA Insurance Corp. INS), 7/1/2013	$2,287,100
1,000,000		Tucson, AZ Water Revenue, Revenue Bonds, 4.25% (MBIA Insurance Corp. INS), 7/1/2021	912,550
		TOTAL	11,969,207
		Arkansas--0.9%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	841,460
535,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	488,198
1,000,000		University of Arkansas, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 3/1/2016	1,015,060
		TOTAL	2,344,718
		California--5.2%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	279,830
500,000		California State Department of Water Resources, Central Valley Project Revenue Bonds (Series AE), 5.00%, 12/1/2022	503,080
1,000,000		California State Department of Water Resources, Revenue Bonds (Series AE), 5.00% (Central Valley Project), 12/1/2028	956,140
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,014,590
1,020,000		California State Public Works Board, Refunding Revenue Bonds, 5.25% (FGIC INS and MBIA INS), 11/1/2019	971,846
3,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2016	3,108,870
1,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.40%), 3/1/2038	878,430
750,000		Chaffey, CA Community College District, UT GO Bonds (Series C) (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.47%), 6/1/2016	542,040
750,000		East Bay, CA Regional Park District, UT GO Bonds, 5.25%, 9/1/2020	799,245
1,375,000		La Canada, CA USD, UT GO (Series A), 5.50% (MBIA Insurance Corp. INS), 8/1/2024	1,398,994
1,675,000		Placentia-Yorba Linda, CA Unified School District, UT GO Bonds (Series B), 5.375% (MBIA Insurance Corp. INS), 8/1/2022	1,692,385
2,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,399,320
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$250,000		Sacramento County, CA Sanitation Districts Financing Authority, Revenue Bonds (Series A), 6.00%, 12/1/2015	$265,872
500,000		San Jose, CA Airport, Revenue Bonds (Series A), 5.00% (AMBAC INS), 3/1/2015	468,825
		TOTAL	14,279,467
		Colorado--1.3%
15,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	15,276
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	934,510
1,000,000		Douglas County, CO School District, UT GO Bonds, 5.75% (FGIC INS), 12/15/2021	1,046,120
1,465,000		Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (FSA INS), 12/1/2012	1,579,006
		TOTAL	3,574,912
		Connecticut--1.6%
500,000		Connecticut State Health & Educational Facilities, Revenue Bonds (Series G), 5.00% (Loomis Chafee School)/(Original Issue Yield: 5.07%), 7/1/2038	434,845
3,685,000		Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,016,871
		TOTAL	4,451,716
		District of Columbia--0.7%
470,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	485,693
1,405,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,448,091
		TOTAL	1,933,784
		Florida--3.3%
2,000,000		Florida State Board of Education, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	1,986,800
1,000,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series B), 5.00% (Orlando Regional Healthcare System)/(FSA INS)/(Original Issue Yield: 5.07%), 12/1/2032	848,920
2,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,157,652
185,000		Pembroke Pines, FL, UT GO Bonds, 4.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%), 9/1/2015	189,016
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$250,000		Pembroke Pines, FL, UT GO Bonds, 4.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.15%), 9/1/2016	$254,225
2,630,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,673,053
1,010,000		Volusia County, FL School District, COPs (Series A), 5.00% (FSA INS)/(8/1/2015@100), 8/1/2019	1,006,869
		TOTAL	9,116,535
		Georgia--2.3%
1,400,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,399,762
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,983,040
2,000,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,024,420
940,000		Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40%, 1/1/2009	943,440
		TOTAL	6,350,662
		Hawaii--0.3%
765,000		Hawaii State, Highway Revenue Bonds, 5.50% (FSA INS), 7/1/2010	803,763
		Illinois--6.3%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	1,989,600
500,000		Chicago, IL Metropolitan Water Reclamation District, UT GO Capital Improvement Bonds, 7.25% (Escrowed In Treasuries COL), 12/1/2012	588,290
3,000,000		Chicago, IL Metropolitan Water Reclamation District, UT GO, 5.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 5.65%), 12/1/2010	3,213,240
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 4.00% (FSA INS), 1/1/2015	994,090
110,000		Chicago, IL SFM, Revenue Bonds (Series A), 4.70% (GTD by GNMA), 10/1/2017	104,964
2,000,000		Chicago, IL, UT GO Bonds (Series 2008A), 5.00%, 1/1/2019	2,039,440
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,022,830
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 4.125% TOBs (Art Institute of Chicago), Mandatory Tender 3/1/2013	1,004,800
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	$1,029,160
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	1,823,680
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	885,280
200,000		Illinois Finance Authority, Revenue Bonds, 4.75% (Local Government PG-Metropolis), 12/1/2010	201,954
250,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2011	251,822
275,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2012	273,796
275,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2013	272,399
300,000		Illinois Finance Authority, Revenue Bonds, 5.00% (Local Government PG-Metropolis), 12/1/2014	291,933
855,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	781,461
300,000		Illinois State, UT GO Bonds, 5.875% (FGIC INS and MBIA INS)/(Original Issue Yield: 5.95%), 10/1/2017	307,860
340,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	354,678
		TOTAL	17,431,277
		Indiana--4.0%
500,000		Ball State University, IN, Student Fee Revenue Bonds (Series N), 4.00% (FSA INS), 7/1/2015	508,395
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) 12/2/2011	479,110
500,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2016	448,770
1,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2019	839,490
3,000,000		Indiana Municipal Power Agency, Refunding Revenue Bonds (Series B), 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.10%), 1/1/2013	3,226,620
250,000		Indiana State Finance Authority, Revenue Bonds (Series A), 5.00%, 2/1/2015	269,800
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--continued
$2,960,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	$3,144,941
2,550,000		Indianapolis, IN Local Public Improvement Bond Bank, Revenue Bonds (Series 2006F), 5.00% (AMBAC INS), 1/1/2019	2,232,142
		TOTAL	11,149,268
		Iowa--1.2%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	883,650
2,055,000		Iowa Finance Authority, Private College Revenue Bonds, 6.50% (Drake University)/(MBIA Insurance Corp. INS), 12/1/2011	2,189,130
140,000		Iowa State University Science & Technology, Refunding Revenue Bonds, 3.75%, 7/1/2010	143,618
		TOTAL	3,216,398
		Kansas--0.7%
1,675,000		Geary County, KS, USD 475, UT GO School Building Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2017	1,775,215
25,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,887
		TOTAL	1,801,102
		Kentucky--0.4%
255,000		Kentucky Area Development Districts Financing Trust Lease Program, COPs (Series C), 3.00% (Escrowed In Treasuries COL), 12/1/2009	258,761
240,000		Kentucky Area Development Districts Financing Trust Lease Program, Revenue Bonds, 3.00% (Wachovia Bank N.A. LOC), 6/1/2009	237,447
275,000		Kentucky Housing Corp., Housing Revenue Bonds (Series A), 3.45%, 1/1/2010	274,205
310,000		Munfordville, KY IDR, Revenue Bonds, 3.50%, 6/1/2009	310,704
		TOTAL	1,081,117
		Louisiana--0.8%
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds, 5.00% (Pennington Medical Foundation), 7/1/2016	924,720
1,400,000		Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,193,920
		TOTAL	2,118,640
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Maryland--1.5%
$2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	$2,117,920
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,059,840
		TOTAL	4,177,760
		Michigan--12.7%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,108,160
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	556,995
1,000,000		Detroit, MI Sewage Disposal System, Revenue Bonds (Series A), 5.50% (Berkshire Hathaway Assurance Corp. and FGIC INS), 7/1/2036	968,250
1,500,000		Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (FSA INS), 7/1/2016	1,574,280
2,000,000		Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	2,003,560
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,797,906
125,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2001A), 5.50% (Spectrum Health)/(United States Treasury PRF 7/15/2011@101), 1/15/2013	136,143
200,000		Michigan Higher Education Facilities Authority, Refunding Revenue Bonds, 4.70% (Hope College), 10/1/2009	199,316
590,000		Michigan Higher Education Facilities Authority, Refunding Revenue Bonds, 4.80% (Hope College), 10/1/2010	582,537
1,000,000		Michigan Higher Education Student Loan Authority, Revenue Bonds (Series XII-W), 4.75% (AMBAC INS), 3/1/2009	972,000
1,000,000		Michigan Higher Education Student Loan Authority, Revenue Bonds (Series XVII-I), 3.95%, 3/1/2011	899,010
2,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,056,280
350,000		Michigan State Building Authority, Revenue Bonds (Series III), 5.50% (United States Treasury COL), 10/1/2012	387,544
1,500,000		Michigan State Building Authority, Refunding Revenue Bonds (Series I), 5.00% TOBs, Mandatory Tender 10/15/2011	1,571,655
250,000		Michigan State Department of Transportation, 5.25% (FSA INS), 9/15/2020	251,345
500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 4.50%, 9/15/2015	513,195
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 5.25%, 9/15/2018	$517,190
1,505,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	1,434,792
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,018,520
500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Oakwood Healthcare System), 7/15/2015	475,960
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.00% (Henry Ford Health Systems), 11/15/2020	417,350
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2015	484,705
500,000		Michigan State Hospital Financial Authority, Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2018	441,575
505,000		Michigan State Hospital Financial Authority, Revenue Bonds (Series A), 5.00% (Holland Community Hospital), 1/1/2015	494,350
500,000		Michigan State Hospital Financial Authority, Refunding Revenue Bonds (Series A), 4.35% (Crittenton Hospital Medical Center)/(Original Issue Yield: 4.40%), 3/1/2009	500,985
660,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series A), 3.95%, 12/1/2012	644,833
320,000		Michigan State Housing Development Authority: Multi-Family, MFH Revenue Bonds (Series A), 4.15% (Centerline Park Towers/MHT)/(GNMA COL), 4/20/2011	319,309
175,000		Michigan State Housing Development Authority: Multi-Family, MFH Revenue Bonds (Series A), 4.40% (Centerline Park Towers/MHT)/(GNMA COL), 4/20/2013	172,350
820,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	800,172
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	560,677
1,000,000		Michigan State Strategic Fund, Refunding Revenue Bonds (Series B), 5.125% (Hope Network Inc.)/(First of America Bank LOC), 9/1/2013	1,019,470
2,240,000		Michigan State Strategic Fund, Refunding Revenue Bonds, 4.75% (NSF International), 8/1/2011	2,223,222
2,000,000		Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,828,140
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$600,000		Michigan State Trunk Line, Refunding Revenue Bonds (Series A), 5.25%, 11/1/2013	$653,994
430,000		Montague, MI Public School District, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2012	459,593
575,000		Montague, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2012	628,389
250,000		Saginaw Valley State University, MI Revenue, Revenue Bonds (Series B), 5.00% (Original Issue Yield: 5.147%), 7/1/2029	226,408
600,000		Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 10/1/2013	576,690
600,000		Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 4.50% (MBIA Insurance Corp. INS), 10/1/2014	553,230
		TOTAL	35,030,080
		Minnesota--1.0%
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 5.00%, 10/1/2030	838,480
1,985,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds, 3.50% (Original Issue Yield: 3.70%), 6/1/2012	1,977,596
		TOTAL	2,816,076
		Missouri--1.9%
245,000		Brentwood, MO, Tax Allocation Refunding Bonds, 4.125%, 5/1/2011	241,766
425,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.00% (Original Issue Yield: 4.07%), 5/1/2015	440,096
525,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.25%, 5/1/2016	545,207
1,030,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.25%, 5/1/2017	1,055,647
1,070,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.50%, 5/1/2017	1,115,700
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,687,328
130,000		Missouri State Environmental Improvement & Energy Resources Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,408
		TOTAL	5,216,152
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nebraska--0.9%
$220,000		Nebraska Investment Finance Authority, SFM Revenue Bonds (Series D), 4.10% (GTD by GNMA), 9/1/2010	$221,113
300,000		Nebraska Investment Finance Authority, SFM Revenue Bonds (Series D), 4.25% (GTD by GNMA), 9/1/2011	299,775
215,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series C), 3.75%, 9/1/2011	212,125
125,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series C), 3.85%, 3/1/2012	122,619
1,365,000		Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,605,063
		TOTAL	2,460,695
		Nevada--1.7%
2,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,154,640
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	996,237
1,325,000		Clark County, NV, LT GO Bonds, 4.50% (FSA INS), 6/1/2017	1,356,628
100,000		Douglas County, NV, LT GO Solid Waste Disposal Refunding Bonds, 3.75%, 12/1/2009	98,833
		TOTAL	4,606,338
		New Jersey--2.3%
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,029,360
500,000		New Jersey Sports & Exposition Authority, Revenue Bonds (Series B), 4.00% (Original Issue Yield: 4.22%), 9/1/2019	452,925
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	1,977,460
1,925,000		New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (Escrowed In Treasuries COL), 1/1/2013	2,187,050
575,000		New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (MBIA Insurance Corp. INS), 1/1/2013	625,451
		TOTAL	6,272,246
		New Mexico--1.5%
975,000		Bernalillo County, NM Gross Receipts, Tax Refunding Revenue Bonds, 5.25%, 4/1/2027	958,396
515,000		New Mexico Mortgage Finance Authority, Revenue Bonds (Class I-D2), 4.05% (GTD by GNMA), 7/1/2026	477,235
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--continued
$700,000		New Mexico Mortgage Finance Authority, SFM Revenue Bonds (Series A), 5.50% (GNMA COL), 7/1/2036	$656,810
565,000		Taos County, NM, Gross Receipts Tax Revenue Bonds, 3.875% (United States Treasury COL)/(Original Issue Yield: 4.25%), 10/1/2011	588,538
1,365,000		University of New Mexico, Revenue Bonds (Series A), 5.00% (FSA INS), 6/1/2021	1,378,650
		TOTAL	4,059,629
		New York--3.0%
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	1,911,640
1,250,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,261,875
1,000,000		New York State HFA State Personal Income Tax Revenue, Revenue Bonds (Series A), 5.00%, 9/15/2023	997,130
500,000		New York State Thruway Authority--(Second General) Dedicated Highway & Bridge Trust Fund, Revenue Bonds (Series A), 5.00%, 4/1/2021	498,600
2,000,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority--Dedicated Highway & Bridge Trust Fund), 4/1/2023	1,951,480
500,000		New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.00% (New York State Thruway Authority-- Dedicated Highway & Bridge Trust Fund), 4/1/2022	493,410
1,000,000		New York, NY, UT GO (Series E), 5.00%, 8/1/2016	1,043,490
		TOTAL	8,157,625
		North Carolina--1.0%
665,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	725,109
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,035,820
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,040,420
		TOTAL	2,801,349
		Ohio--4.2%
1,150,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	1,199,692
785,000		Berea, OH, Refunding LT GO Bonds, 5.125% (Original Issue Yield: 5.25%), 12/1/2013	822,382
2,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,124,240
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	$1,003,310
2,415,000		Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,527,925
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,087,530
990,000		Ohio HFA, SFM Revenue Bonds (Series C), 3.55% (GTD by GNMA), 3/1/2010	987,832
995,000		Ohio HFA, SFM Revenue Bonds (Series C), 3.70% (GTD by GNMA), 3/1/2011	983,786
500,000		Ohio HFA, SFM Revenue Bonds (Series C), 4.00% (GNMA COL), 3/1/2014	475,080
360,000		Ohio State Economic Development, Revenue Bonds (Series 3), 4.08% (Taylor Chair Realty Co. LLC), 6/1/2013	373,046
		TOTAL	11,584,823
		Oklahoma--0.2%
530,000		Tulsa, OK Airport Improvement Trust, General Revenue Bonds (Series 1999B), 5.50% (FGIC INS)/(Original Issue Yield: 5.65%), 6/1/2010	541,528
		Oregon--1.1%
1,775,000		Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	1,989,012
1,000,000		Sunrise Water Authority, OR, Revenue Bonds, 5.25% (FSA INS), 3/1/2024	983,440
		TOTAL	2,972,452
		Pennsylvania--7.3%
1,000,000		Allegheny County, PA Airport Authority, Revenue Bonds (Series B), 5.00% (FGIC INS), 1/1/2016	890,130
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,517,742
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	983,030
1,725,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,684,549
4,445,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.05% (Geisinger Health System), 2/1/2015	1,472,406
1,000,000		Lancaster, PA Higher Education Authority, Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2025	940,240
1,175,000		Lehigh-Northampton Airport Authority, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 1/1/2019	1,028,536
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,257,698
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	$434,600
250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.60% (Widener University)/(Original Issue Yield: 3.70%), 7/15/2011	241,493
405,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.75% (Widener University)/(Original Issue Yield: 3.84%), 7/15/2012	382,782
430,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.85% (Widener University)/(Original Issue Yield: 3.96%), 7/15/2013	400,287
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,039,950
2,000,000		Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	1,989,720
415,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	425,998
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,324,434
		TOTAL	20,013,595
		Puerto Rico--2.3%
1,000,000		Commonwealth of Puerto Rico, UT GO (Series A), 5.25%, 7/1/2022	869,460
3,000,000		Commonwealth of Puerto Rico, UT GO Refunding Bonds (Series A), 5.00% TOBs, Mandatory Tender 7/1/2012	2,962,110
1,500,000		Puerto Rico Government Development Bank (GDB), Revenue Bonds (Series C), 5.25%, 1/1/2015	1,427,790
1,000,000		Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,108,230
		TOTAL	6,367,590
		Rhode Island--0.2%
445,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance, Inc. INS), 7/1/2010	456,574
		South Carolina--0.7%
2,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(FSA INS), 8/15/2016	1,976,180
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--1.1%
$500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	$370,665
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	550,920
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,124,610
1,100,000		Tennessee Housing Development Agency, SFM Revenue Bonds (Series A), 4.00%, 7/1/2010	1,112,078
		TOTAL	3,158,273
		Texas--8.5%
3,200,000		Austin County, TX IDC Weekly VRDNs (Justin Industries, Inc.)/(Bank One N.A. LOC), 0.850%, 12/3/2008	3,200,000
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,022,270
1,430,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,444,600
500,000		Longview, TX ISD, UT GO, 4.75% (GTD by PSFG)/(Original Issue Yield: 4.90%), 2/15/2036	429,755
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.75%, 5/15/2028	1,482,660
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	1,968,460
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series A), 6.00%, 1/1/2023	974,000
335,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	317,366
2,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2018	2,100,920
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,068,530
2,505,000		San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,601,092
1,000,000		Spring, TX Independent School District, UT GO Refunding Bonds (Series 2008A), 5.00% (GTD by PSFG), 8/15/2016	1,077,310
500,000		Texas Municipal Power Agency, Refunding Revenue Bonds, 4.00% (AMBAC INS), 9/1/2012	500,135
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Texas State Public Finance Authority, Revenue Bonds (Series A), 5.00% (Kipp Inc.)/(ACA Financial Guaranty Company INS), 2/15/2028	$660,820
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	1,882,680
2,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2018	2,100,600
1,000,000		White Settlement, TX ISD, Capital Appreciation UT GO Refunding Bonds, 4.50% accrual (GTD by PSFG)/(Original Issue Yield: 4.50%), 8/15/2015	757,190
		TOTAL	23,588,388
		Utah--1.1%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,007,850
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,137,549
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	953,540
		TOTAL	3,098,939
		Virginia--1.1%
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,046,500
2,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2019	2,109,140
		TOTAL	3,155,640
		Washington--3.4%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,274,852
1,000,000		Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,028,890
2,485,000		Grant County, WA Public Utilities District NO. 2: Electric System, Refunding Revenue Bonds (Series H), 5.00% (FSA INS), 1/1/2011	2,610,791
2,000,000		King County, WA School District No. 415 Kent, UT GO (Series A), 5.55% (Original Issue Yield: 5.582%), 12/1/2011	2,084,260
1,000,000		Metropolitan Park District Tacoma, WA, UTGO Refunding Bonds, 5.00% (FGIC INS), 12/1/2022	989,280
425,000		Yakima County, WA, LT GO Bonds, 5.25% (AMBAC INS), 12/1/2016	450,079
		TOTAL	9,438,152
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--0.8%
$1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	$1,046,070
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101), 8/15/2014	1,096,561
		TOTAL	2,142,631
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $277,686,643)	266,616,847
		SHORT-TERM MUNICIPALS--2.1% [2]
		California--0.6%
1,700,000		California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.700%, 12/1/2008	1,700,000
		New York--0.6%
1,500,000		New York City, NY, (Fiscal 2008 Subseries J-3) Daily VRDNs (Allied Irish Banks PLC LOC), 0.750%, 12/1/2008	1,500,000
		Pennsylvania--0.9%
2,600,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 1.050%, 12/1/2008	2,600,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	5,800,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $283,486,643) [3]	272,416,847
		OTHER ASSETS AND LIABILITIES - NET--1.2% [4]	3,400,766
		TOTAL NET ASSETS--100%	$275,817,613

Securities that are subject to the federal alternative minimum tax (AMT) represent 6.0% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, this restricted security amounted to $1,472,406, which represented 0.5% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $283,458,216.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ --
Level 2--Other Significant Observable Inputs	272,416,847
Level 3--Significant Unobservable Inputs	--
TOTAL	$272,416,847

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Housing Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $283,486,643)		$272,416,847
Cash		7,445
Income receivable		4,277,332
Receivable for investments sold		371,000
Receivable for shares sold		20,352
TOTAL ASSETS		277,092,976
Liabilities:
Payable for shares redeemed	$803,831
Income distribution payable	401,668
Payable for Directors'/Trustees' fees	310
Payable for shareholder services fee (Note 5)	21,908
Accrued expenses	47,646
TOTAL LIABILITIES		1,275,363
Net assets for 30,116,734 shares outstanding		$275,817,613
Net Assets Consist of:
Paid-in capital		$296,299,465
Net unrealized depreciation of investments		(11,069,796)
Accumulated net realized loss on investments		(9,432,742)
Undistributed net investment income		20,686
TOTAL NET ASSETS		$275,817,613
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($253,493,563 ÷ 27,678,580 shares outstanding), no par value, unlimited shares authorized		$9.16
Class Y Shares:
($22,324,050 ÷ 2,438,154 shares outstanding), no par value, unlimited shares authorized		$9.16

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2008 (unaudited)

Investment Income:
Interest			$3,312,451
Expenses:
Investment adviser fee (Note 5)		$288,446
Administrative personnel and services fee (Note 5)		95,261
Custodian fees		4,061
Transfer and dividend disbursing agent fees and expenses		18,577
Directors'/Trustees' fees		6,481
Auditing fees		11,130
Legal fees		6,116
Portfolio accounting fees		34,227
Shareholder services fee--Institutional Shares (Note 5)		110,964
Account administration fee--Institutional Shares		17,778
Share registration costs		19,034
Printing and postage		14,023
Insurance premiums		2,604
Miscellaneous		5,257
TOTAL EXPENSES		633,959
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(218,058)
Waiver of administrative personnel and services fee (Note 5)	(16,827)
Reimbursement of shareholder services fee--Institutional Shares (Note 5)	(22,616)
Reduction of custodian fees (Note 6)	(659)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(258,160)
Net expenses			375,799
Net investment income			2,936,652
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(2,132,200)
Net change in unrealized depreciation of investments			(7,324,414)
Net realized and unrealized loss on investments			(9,456,614)
Change in net assets resulting from operations			$(6,519,962)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2008	Year Ended 5/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,936,652	$6,642,753
Net realized loss on investments	(2,132,200)	(5,216,787)
Net change in unrealized appreciation/depreciation of investments	(7,324,414)	(2,943,555)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,519,962)	(1,517,589)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,394,351)	(5,584,647)
Class Y Shares	(521,507)	(1,086,103)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,915,858)	(6,670,750)
Share Transactions:
Proceeds from sale of shares	15,221,912	37,843,823
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund	117,209,376	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Bond Fund	37,435,428	--
Net asset value of shares issued to shareholders in payment of distributions declared	929,131	2,208,834
Cost of shares redeemed	(32,318,925)	(51,741,789)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	138,476,922	(11,689,132)
Change in net assets	129,041,102	(19,877,471)
Net Assets:
Beginning of period	146,776,511	166,653,982
End of period (including undistributed (distributions in excess of) net investment income of $20,686 and $(108), respectively)	$275,817,613	$146,776,511

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008 (unaudited)

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

On November 21, 2008, the Fund received a tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund, as follows:

Shares of the Fund Issued	Fifth Third Intermediate Municipal Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Fifth Third Intermediate Municipal Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
12,684,999	$117,209,376	$1,349,783	$125,733,363	$117,209,376	$242,942,739

1 Unrealized Depreciation is included in the Fifth Third Intermediate Municipal Bond Fund Net Assets Received amount shown above.

Shares of the Fund Issued	Fifth Third Municipal Bond Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Fifth Third Municipal Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,051,454	$37,435,428	$1,436,874	$125,733,363	$37,435,428	$163,168,791

1 Unrealized Depreciation is included in the Fifth Third Municipal Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings with the securities transferred remaining in the Fund's investments and the related floating rate notes reflected as a liability on the Fund's records. At November 30, 2008, the Fund held no investments in secondary inverse floater structures. The Fund recorded no interest and trust expenses for the six months ended November 30, 2008.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales.The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Geisinger Authority, PA Health System, DRIVERs (Series 1834)(Geisinger Health System), 2/1/2015	5/1/2007-10/10/2008	$4,446,661

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 11/30/2008		Year Ended 5/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,417,871	$13,377,082	2,988,941	$29,760,162
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund	12,684,999	117,209,376	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Bond Fund	4,051,454	37,435,428	--	--
Shares issued to shareholders in payment of distributions declared	99,038	927,643	222,799	2,206,646
Shares redeemed	(2,960,789)	(27,688,591)	(4,694,102)	(46,531,964)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,292,573	$141,260,938	(1,482,362)	$(14,565,156)

	Six Months Ended 11/30/2008		Year Ended 5/31/2008
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	193,661	$1,844,830	816,663	$8,083,661
Shares issued to shareholders in payment of distributions declared	159	1,488	226	2,188
Shares redeemed	(494,797)	(4,630,334)	(522,675)	(5,209,825)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(300,977)	$(2,784,016)	294,214	$2,876,024
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	14,991,596	$138,476,922	(1,188,148)	$(11,689,132)

4. FEDERAL TAX INFORMATION

At November 30, 2008, the cost of investments for federal tax purposes was $283,458,216. The net unrealized depreciation of investments for federal tax purposes was $11,041,369. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,659,519 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,700,888.

At May 31, 2008, the Fund had a capital loss carryforward of $2,642,587 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,077,340
2014	$ 22,232
2016	$ 543,015

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the Adviser voluntarily waived $218,058 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the net fee paid to FAS was 0.109% of average daily net assets of the Fund. FAS waived $16,827 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2008, FSSC voluntarily reimbursed $22,616 of shareholder services fees. For the six months ended November 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $39,425,000 and $49,835,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding interest and trust expenses) (referenced in Note 2) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% and 0.37%, respectively, for the fiscal year ending May 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE LIMITATION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended November 30, 2008, the Fund's expenses were reduced by $659 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2008, were as follows:

Purchases	$24,391,044
Sales	$42,366,899

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED INTERMEDIATE MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009